(Loss)/earnings per share (Restated) (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2016	2015	2014
		Restated
Net (loss)/income attributable to the parent	(181)	(634)	3,979
Less: Allocation to participating securities	—	—	(6)
Net (loss)/income available to stockholders	(181)	(634)	3,973
Effect of dilution	—	—	117
Diluted net (loss)/income available to stockholders	(181)	(634)	4,090

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2016	2015	2014
Basic earnings per share:
Weighted average number of common shares outstanding	501	493	478
Diluted earnings per share:
Effect of dilutive convertible bonds	—	—	14
Effect of dilutive share options (1)	—	—	1
Weighted average number of common shares outstanding adjusted for the effects of dilution	501	493	493

(1)	Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded the Company’s average share price during the calculation period.

(In US$)	2016	2015	2014
		Restated
Basic (loss)/earnings per share	(0.36)	(1.29)	8.32
Diluted (loss)/earnings per share	(0.36)	(1.29)	8.30